CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 22, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Short-Term Debt [Line Items]
Convertible debt		$ 3,717,936		$ 3,515,752
Proceeds from Convertible Debt		303,333
Repayments of Convertible Debt		(0)	$ 5,908
Debt discount		89,147		$ 46,798
Amortization of debt discount		17,983	44,546
Stock issued for conversion of debt, amount converted		58,800
Debt converted, interest converted		5,873
Debt converted, penalties and fees converted		$ 2,000
Stock issued for conversion of debt, shares issued		118,682,378
Fair value for debt settlement		$ 123,566
Common stock par value		$ 0.001		$ 0.001
Convertible debt		$ 3,807,083		$ 3,562,550
Gain on debt		390	0
Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 4,791,099
Principal amount	3,840,448
Accrued interest	$ 950,651
Gain on debt		1,397,271		$ 1,397,271
Series X Senior Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Convertible shares	375,000
Conversion Amount	$ 1,500,000
Common stock par value	$ 4.00
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from Convertible Debt		240,000	$ 550,967
Repayments of Convertible Debt		$ 5,908